Note 13 - Redeemable Non-controlling Interests (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Note 13 - Redeemable Non-controlling Interests (Details) [Line Items]
Redeemable Noncontrolling Interest, Equity, Carrying Amount	$ 139,592	$ 150,066
Subordinate Noncontrolling Interest Shares (in Shares)	3,070,000
Redemption Amount [Member]
Note 13 - Redeemable Non-controlling Interests (Details) [Line Items]
Redeemable Noncontrolling Interest, Equity, Carrying Amount	$ 137,357	$ 149,188